Revenue Recognition - Deferred Contract Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Deferred Contract Costs
Deferred contract costs	$ 1,748	$ 1,841
Deferred costs, current	959	998
Deferred costs, noncurrent	788	842
Amortization of deferred contract costs	1,363
Capitalized costs to obtain a contract
Deferred Contract Costs
Deferred contract costs	794	686
Deferred setup costs
Deferred Contract Costs
Deferred contract costs	326	399
Other deferred fulfillment costs
Deferred Contract Costs
Deferred contract costs	$ 628	$ 755